Operating Leases – Right-of-Use Assets (Details)	6 Months Ended
	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 JPY (¥)
Operating Leases – Right-of-Use Assets [Abstract]
Rent expenses	¥ 4,177,500	$ 27,420	¥ 4,177,500